FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     September 30, 2009"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska November 9, 2009"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     13

"Form 13F Information Table Value Total:     $ 129,528 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
ISHARES MSCI EAFE		COM	464287465	5951		108834	SOLE	N/A	108834						97504
ISHARES RUSSELL 2000		COM	464287655	2704		44900	SOLE	N/A	44900						34825
ISHARES RUSSELL MIDCAP		COM	464287499	3454		44159	SOLE	N/A	44159						35075
ISHARES RUSSELL	3000		COM	464287689	4844		78135	SOLE	N/A	78135						76175
ISHARES S&P 500 INDEX FUND	COM	464287200	2083		19645	SOLE	N/A	19645						20403
ISHARES S&P MIDCAP 400		COM	464287507	18829		273076	SOLE	N/A	273076						214462
ISHARES S&P SMALLCAP 600 	COM	464287804	4488		85747	SOLE	N/A	85747					53496
S & P 400 MIDCAP DEP ETF	COM	595635103	501		4000	SOLE	N/A	4000					4000
S & P 500 DEPOSITARY ETF	COM	78462F103	24161		228821	SOLE	N/A	228821					338614
VANGUARD EMERGING MKT ETF	COM	922042858	10239		265749	SOLE	N/A	265749					211665
VANGUARD EUROPE ETF		COM	921943858	23330		680162	SOLE	N/A	680162							613196
VANGUARD REIT ETF		COM	922908553	16090		388189	SOLE	N/A	388189							427007
VANGUARD BOND MKT ETF		COM	921937835	12853		161671	SOLE	N/A	161671							161913